Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cost and expenses by nature [abstract]
Summary of Costs and Expenses by Nature
Cost and expenses by nature for each of the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024		2023		2022
Purchases	Ps.	688,570,471	Ps.	778,100,997	Ps.	1,126,780,036
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	153,507,202		144,041,743		146,251,935
Net periodic cost of employee benefits	146,182,612		141,415,705		129,333,812
Other operation taxes and duties	132,291,723		64,825,368		14,717,890
Personnel services	130,603,791		121,408,213		107,990,777
Conservation and maintenance	104,695,080		79,917,049		78,323,591
Exploration and Extraction Hydrocarbons Duty and taxes	53,848,916		54,779,330		136,840,962
Unsuccessful wells	45,867,902		38,638,889		26,582,595
Raw materials and spare parts	36,997,308		28,019,686		26,516,438
Other operation costs and expenses	31,261,053		17,148,781		(840,753)
Auxiliary services with third-parties	25,250,935		25,991,393		28,799,131
Losses from fuels subtraction (1)	20,529,125		20,168,804		19,891,204
Impairment losses on trade receivables	15,438,558		3,113,324		2,035,004
Delay expenses	13,971,561		11,633,803		9,969,486
General expenses with third-parties	10,057,702		8,146,640		12,454,485
Exploration expenses	9,725,954		12,284,957		8,126,787
Insurance	8,250,146		9,005,239		7,384,099
Freight	5,505,555		7,893,791		8,522,913
Integrated Contracts	3,442,939		2,925,163		4,556,801
Expenses for environmental provision	2,486,088		3,840,186		6,507,615
Fees	1,417,424		1,927,051		6,476,622
Inventory variations (2)	(1,714,190)		(8,643,559)		(38,474,306)
Total cost of sales and general expenses	Ps.	1,638,187,855	Ps.	1,566,582,553	Ps.	1,868,747,124
(1)In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.
Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.
(2)The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2024, the variation was mainly due to the decrease in crude oil prices.